S000077853 [Member] Investment Objectives and Goals - Nuveen High Yield Managed Accounts Portfolio	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen High Yield Managed Accounts Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Portfolio is to seek total return primarily through high current income and, when consistent with its primary objective, capital appreciation.